CERTAIN BALANCE SHEET COMPONENTS (Details Narrative) - USD ($)		12 Months Ended
	May 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Depreciation expenses		$ 76,000	$ 27,000
Cost of goods sold, depreciation		138,000	28,000
Plant and equipment disposals		0	74,000
Amortization of intangible assets		87,000	87,000
Loss on contract termination			505,085
Loss on contract termination, monthly payment			$ 21,045
Contract termination, returned inventory refund	$ 415,000
Contract termination, monthly interest			1.00%
Contract termination penalty paid		500,000	$ 94,915
Contract termination refund for return inventory		0	415,000
Contract termination penalty		$ 505,085	$ 415,000
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (year)		7 years 9 months
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (year)		9 months
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Contract termination payable, term (year)			24 months